UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22049
Investment Company Act File Number
International Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio
July 31, 2011

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 26.7%

	Principal
Security	Amount		Value
Australia — 0.2%
Commonwealth of Australia, 6.25%, 4/15/15	AUD	146,000	$170,409
Commonwealth of Australia, 6.50%, 5/15/13	AUD	152,000	172,980

Total Australia			$343,389

Brazil — 2.3%
Nota Do Tesouro Nacional, 6.00%, 5/15/15(1)	BRL	302,495	$191,234
Nota Do Tesouro Nacional, 10.00%, 1/1/12	BRL	6,890,000	4,398,298

Total Brazil			$4,589,532

Canada — 1.9%
Canada Housing Trust, 2.20%, 3/15/14(2)	CAD	135,000	$143,319
Canada Housing Trust, 3.60%, 6/15/13(2)	CAD	2,001,000	2,177,110
Canada Housing Trust, 3.75%, 3/15/20(2)	CAD	665,000	736,737
Canada Housing Trust, 4.00%, 6/15/12(2)	CAD	214,000	229,311
Canada Housing Trust, 4.10%, 12/15/18(2)	CAD	475,000	541,151

Total Canada			$3,827,628

Chile — 3.0%
Government of Chile, 2.10%, 9/1/15(1)	CLP	1,184,997,600	$2,528,073
Government of Chile, 6.00%, 3/1/17	CLP	40,000,000	87,449
Government of Chile, 6.00%, 3/1/18	CLP	1,570,000,000	3,407,535

Total Chile			$6,023,057

Colombia — 2.6%
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	9,100,000,000	$5,239,557

Total Colombia			$5,239,557

Congo — 0.0%(3)
Republic of Congo, 3.00%, 6/30/29	USD	64,600	$45,220

Total Congo			$45,220

Costa Rica — 0.6%
Titulo Propiedad Ud, 1.00%, 1/12/22(1)	CRC	457,263,396	$736,377
Titulo Propiedad Ud, 1.63%, 7/13/16(1)	CRC	253,482,969	473,403

Total Costa Rica			$1,209,780

Czech Republic — 0.7%
Czech Republic, 4.125%, 3/18/20	EUR	1,010,000	$1,469,289

Total Czech Republic			$1,469,289

Denmark — 2.4%
Kingdom of Denmark, 4.00%, 11/15/15	DKK	215,000	$45,134
Kingdom of Denmark, 4.00%, 11/15/17	DKK	1,008,000	214,815
Kingdom of Denmark, 5.00%, 11/15/13	DKK	10,898,000	2,270,553
Kingdom of Denmark, 6.00%, 11/15/11	DKK	10,960,000	2,144,544
Kingdom of Denmark, 7.00%, 11/10/24	DKK	790,000	218,066

Total Denmark			$4,893,112

	Principal
Security	Amount		Value
Dominican Republic — 1.4%
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 13.00%, 2/25/13(4)	DOP	25,000,000	$663,237
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 15.00%, 3/12/12(4)	DOP	20,000,000	535,982
Dominican Republic “Bonos Internos” Total Return Linked Bond (Citibank, N.A.), 16.00%, 7/10/20(4)	DOP	58,300,000	1,515,178

Total Dominican Republic			$2,714,397

Indonesia — 0.5%
Indonesia Government, 8.375%, 9/15/26	IDR	8,337,000,000	$1,032,749

Total Indonesia			$1,032,749

Israel — 0.2%
Israel Government Bond, 3.00%, 10/31/19(1)	ILS	340,423	$105,994
Israel Government Bond, 5.00%, 4/30/15(1)	ILS	898,588	298,215

Total Israel			$404,209

Netherlands — 0.6%
Government of Netherlands, 3.75%, 1/15/23	EUR	368,000	$562,089
Government of Netherlands, 4.50%, 7/15/17	EUR	206,000	331,102
Government of Netherlands, 5.00%, 7/15/12	EUR	212,000	314,989

Total Netherlands			$1,208,180

Peru — 1.5%
Republic of Peru, 9.91%, 5/5/15	PEN	7,200,000	$3,039,608

Total Peru			$3,039,608

Philippines — 1.2%
Philippine Government International Bond, 4.95%, 1/15/21	PHP	106,000,000	$2,499,937

Total Philippines			$2,499,937

Poland — 0.2%
Poland Government Bond, 3.00%, 8/24/16(1)	PLN	1,119,594	$412,142

Total Poland			$412,142

Serbia — 0.7%
Serbia Treasury Bill, 0.00%, 11/22/12	RSD	121,470,000	$1,457,521

Total Serbia			$1,457,521

Slovakia — 1.8%
Slovakia Government Bond, 0.00%, 1/27/12	EUR	2,600,000	$3,712,775

Total Slovakia			$3,712,775

South Africa — 0.5%
Republic of South Africa, 6.50%, 6/2/14	USD	815,000	$922,009

Total South Africa			$922,009

Sweden — 0.5%
Government of Sweden, 3.75%, 8/12/17	SEK	5,510,000	$944,437
Government of Sweden, 6.75%, 5/5/14	SEK	395,000	70,733

Total Sweden			$1,015,170

	Principal
Security	Amount		Value
Taiwan — 1.7%
Taiwan Government Bond, 0.25%, 2/10/12	TWD	97,200,000	$3,365,590

Total Taiwan			$3,365,590

United Kingdom — 1.0%
United Kingdom Government Bond, 4.25%, 12/7/27	GBP	230,000	$402,003
United Kingdom Government Bond, 4.75%, 3/7/20	GBP	285,000	541,045
United Kingdom Government Bond, 5.00%, 3/7/12	GBP	321,000	541,111
United Kingdom Government Bond, 5.00%, 9/7/14	GBP	266,000	489,259

Total United Kingdom			$1,973,418

Uruguay — 0.2%
Republic of Uruguay, 5.00%, 9/14/18(1)	UYU	5,689,322	$346,894

Total Uruguay			$346,894

Vietnam — 1.0%
Vietnam Government Bond, 12.42%, 6/20/13	VND	40,614,000,000	$1,981,728

Total Vietnam			$1,981,728

Total Foreign Government Bonds (identified cost $50,636,043)			$53,726,891

Collateralized Mortgage Obligations — 0.8%

	Principal
Security	Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29	$465,053	$489,637
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.55%, 8/25/39(5)	1,102,760	1,230,323

Total Collateralized Mortgage Obligations (identified cost $1,631,415)		$1,719,960

Mortgage Pass-Throughs — 7.3%

	Principal
Security	Amount	Value
Federal National Mortgage Association:
2.609%, with maturity at 2035(6)	$1,601,631	$1,669,750
4.317%, with maturity at 2035(6)	1,656,046	1,795,257
6.50%, with various maturities to 2036	3,644,921	4,153,908
7.00%, with maturity at 2033	1,248,848	1,475,728
7.50%, with maturity at 2035	658,176	786,436
8.50%, with maturity at 2032	612,018	755,122

		$10,636,201

Government National Mortgage Association:
7.00%, with maturity at 2035	$1,606,271	$1,905,705
8.00%, with maturity at 2016	637,567	673,990
9.00%, with various maturities to 2024	1,190,870	1,427,965

		$4,007,660

Total Mortgage Pass-Throughs (identified cost $13,725,830)		$14,643,861

Precious Metals — 4.8%

	Troy
Description	Ounces	Value
Gold(7)	2,750	$4,470,313
Platinum(7)	2,850	5,069,139

Total Precious Metals (identified cost $8,662,037)		$9,539,452

Short-Term Investments — 54.3%

Foreign Government Securities — 42.2%

	Principal
	Amount
Security	(000’s omitted)		Value
Brazil — 1.1%
Letras Do Tesouro Nacional, 0.00%, 4/1/12	BRL	3,801	$2,262,169

Total Brazil			$2,262,169

Georgia — 1.6%
Bank of Georgia Promissory Note, 2.00%, 9/20/11	AZN	861	$1,096,965
Bank of Georgia Promissory Note, 13.00%, 6/4/12	GEL	3,254	2,020,094

Total Georgia			$3,117,059

Hong Kong — 2.6%
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	20,000	$2,566,077
Hong Kong Treasury Bill, 0.00%, 8/10/11	HKD	20,000	2,566,089

Total Hong Kong			$5,132,166

Hungary — 1.8%
Hungary Government Bond, 6.00%, 10/12/11	HUF	692,500	$3,687,974

Total Hungary			$3,687,974

Iceland — 0.0%(3)
Iceland Treasury Bill, 0.00%, 10/17/11	ISK	5,695	$41,779

Total Iceland			$41,779

Indonesia — 1.0%
Indonesia Treasury Bill, 0.00%, 2/9/12	IDR	17,298,000	$1,986,119

Total Indonesia			$1,986,119

Israel — 2.5%
Israel Treasury Bill, 0.00%, 8/3/11	ILS	3,418	$998,634
Israel Treasury Bill, 0.00%, 11/2/11	ILS	190	55,066
Israel Treasury Bill, 0.00%, 12/7/11	ILS	2,761	797,675
Israel Treasury Bill, 0.00%, 1/4/12	ILS	10,598	3,053,488

Total Israel			$4,904,863

Kazakhstan — 2.8%
Kazakhstan National Bank, 0.00%, 9/9/11	KZT	95,260	$649,897
Kazakhstan National Bank, 0.00%, 9/16/11	KZT	741,279	5,056,356

Total Kazakhstan			$5,706,253

Lebanon — 1.0%
Lebanon Treasury Bill, 0.00%, 8/11/11	LBP	54,000	$35,642
Lebanon Treasury Bill, 0.00%, 8/25/11	LBP	2,787,000	1,836,790
Lebanon Treasury Bill, 0.00%, 9/22/11	LBP	76,270	50,117

	Principal
	Amount
Security	(000’s omitted)		Value
Lebanon Treasury Note, 6.86%, 10/6/11	LBP	31,050	$20,630
Lebanon Treasury Note, 6.74%, 10/20/11	LBP	62,090	41,286
Lebanon Treasury Note, 9.06%, 11/10/11	LBP	31,050	20,804

Total Lebanon			$2,005,269

Malaysia — 3.9%
Malaysia Treasury Bill, 0.00%, 8/9/11	MYR	5,955	$2,005,106
Malaysia Treasury Bill, 0.00%, 9/15/11	MYR	3,696	1,240,799
Malaysia Treasury Bill, 0.00%, 9/22/11	MYR	64	21,473
Malaysia Treasury Bill, 0.00%, 9/27/11	MYR	2,058	690,103
Malaysia Treasury Bill, 0.00%, 10/11/11	MYR	11,752	3,936,053

Total Malaysia			$7,893,534

Mauritius — 0.9%
Mauritius Treasury Bill, 0.00%, 9/30/11	MUR	47,700	$1,688,878
Mauritius Treasury Bill, 0.00%, 9/30/11	MUR	4,500	159,328

Total Mauritius			$1,848,206

Mexico — 3.7%
Mexico Treasury Bill, 0.00%, 8/11/11	MXN	41,400	$3,523,689
Mexico Treasury Bill, 0.00%, 11/17/11	MXN	45,860	3,858,362

Total Mexico			$7,382,051

Philippines — 1.7%
Philippine Treasury Bill, 0.00%, 10/19/11	PHP	35,000	$825,988
Philippine Treasury Bill, 0.00%, 3/21/12	PHP	114,640	2,672,889

Total Philippines			$3,498,877

Romania — 2.9%
Romania Treasury Bill, 0.00%, 2/22/12	RON	5,610	$1,847,734
Romania Treasury Bill, 0.00%, 6/20/12	RON	6,530	2,108,584
Romania Treasury Bill, 0.00%, 7/11/12	RON	6,010	1,930,771

Total Romania			$5,887,089

Serbia — 3.1%
Serbia Treasury Bill, 0.00%, 11/29/11	RSD	125,000	$1,684,775
Serbia Treasury Bill, 0.00%, 3/22/12	RSD	351,800	4,571,427

Total Serbia			$6,256,202

South Korea — 4.0%
Korea Monetary Stabilization Bond, 0.00%, 8/23/11	KRW	1,353,400	$1,280,962
Korea Monetary Stabilization Bond, 0.00%, 8/30/11	KRW	3,120,560	2,951,422
Korea Monetary Stabilization Bond, 3.68%, 6/2/12	KRW	2,791,570	2,647,144
Korea Monetary Stabilization Bond, 4.64%, 10/4/11	KRW	1,274,090	1,211,015

Total South Korea			$8,090,543

Sri Lanka — 0.5%
Sri Lanka Treasury Bill, 0.00%, 8/5/11	LKR	17,160	$156,596
Sri Lanka Treasury Bill, 0.00%, 10/7/11	LKR	8,120	73,217
Sri Lanka Treasury Bill, 0.00%, 3/16/12	LKR	8,460	74,001
Sri Lanka Treasury Bill, 0.00%, 3/23/12	LKR	7,320	63,942

	Principal
	Amount
Security	(000’s omitted)		Value
Sri Lanka Treasury Bill, 0.00%, 4/27/12	LKR	45,600	$396,506
Sri Lanka Treasury Bill, 0.00%, 7/13/12	LKR	34,640	295,761

Total Sri Lanka			$1,060,023

Switzerland — 1.9%
Switzerland National Bank, 0.00%, 9/19/11	CHF	3,000	$3,810,307

Total Switzerland			$3,810,307

Thailand — 0.8%
Thailand Government Bond, 5.375%, 11/30/11	THB	47,243	$1,593,850

Total Thailand			$1,593,850

Turkey — 0.7%
Turkey Government Bond, 0.00%, 11/16/11	TRY	2,326	$1,345,889

Total Turkey			$1,345,889

Uruguay — 2.8%
Uruguay Treasury Bill, 0.00%, 8/30/11	UYU	20,800	$1,122,773
Uruguay Treasury Bill, 0.00%, 10/21/11	UYU	9,300	495,606
Uruguay Treasury Bill, 0.00%, 2/14/12	UYU	47,568	2,457,166
Uruguay Treasury Bill, 0.00%, 5/18/12	UYU	32,000	1,607,677

Total Uruguay			$5,683,222

Zambia — 0.9%
Zambia Treasury Bill, 0.00%, 8/29/11	ZMK	5,395,000	$1,116,747
Zambia Treasury Bill, 0.00%, 12/12/11	ZMK	1,525,000	307,101
Zambia Treasury Bill, 0.00%, 3/12/12	ZMK	675,000	130,878
Zambia Treasury Bill, 0.00%, 3/19/12	ZMK	720,000	139,176

Total Zambia			$1,693,902

Total Foreign Government Securities (identified cost $83,244,315)			$84,887,346

U.S. Treasury Obligations — 5.5%

	Principal
	Amount
Security	(000s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/4/11	$10,000	$9,999,790
U.S. Treasury Bill, 0.00%, 11/17/11(8)	1,000	999,700

Total U.S. Treasury Obligations (identified cost $10,999,768)		$10,999,490

Other Securities — 6.6%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(9)	$13,194	$13,193,706

Total Other Securities (identified cost $13,193,706)		$13,193,706

Total Short-Term Investments (identified cost $107,437,789)		$109,080,542

Total Investments — 93.9% (identified cost $182,093,114)		$188,710,706

Other Assets, Less Liabilities — 6.1%		$12,152,352

Net Assets — 100.0%		$200,863,058

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

AUD	-	Australian Dollar

AZN	-	Azerbaijani Manat

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DKK	-	Danish Krone

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HKD	-	Hong Kong Dollar

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

KRW	-	South Korean Won

KZT	-	Kazak Tenge

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MUR	-	Mauritian Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PEN	-	Peruvian New Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SEK	-	Swedish Krona

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMK	-	Zambian Kwacha

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2011, the aggregate value of these securities is $3,827,628 or 1.9% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Represents a structured security whose market value and interest rate are linked to the performance of the underlying security.

(5)	Weighted average fixed-rate coupon that changes/updates monthly.

(6)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2011.

(7)	Non-income producing.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open financial contracts.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $18,813.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance IIP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2011 were $11,322,626 or 5.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

A summary of open financial instruments at July 31, 2011 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

				Net Unrealized
Settlement				Appreciation
Date	Deliver	In Exchange For	Counterparty	(Depreciation)
8/2/11	Canadian Dollar 3,320,900	United States Dollar 3,474,872	Nomura International PLC	$(873)
8/18/11	Euro 23,715,696	United States Dollar 33,568,500	Credit Suisse	(496,812)
8/18/11	Euro 1,356,071	United States Dollar 1,904,827	Deutsche Bank	(43,038)
10/17/11	New Zealand Dollar 2,155,000	United States Dollar 1,809,338	Deutsche Bank	(74,247)
12/20/11	Norwegian Krone 4,000,000	Euro 501,281	Citigroup Global Markets	(18,304)
1/27/12	Euro 2,600,000	United States Dollar 3,205,800	Deutsche Bank	(513,790)
2/10/12	New Taiwan Dollar 97,200,000	United States Dollar 3,403,361	Deutsche Bank	18,102
2/22/12	Euro 1,197,183	United States Dollar 1,637,181	Goldman Sachs, Inc.	(74,469)
3/16/12	Sri Lankan Rupee 8,460,000	United States Dollar 74,801	Standard Chartered Bank	(1,439)
3/23/12	Sri Lankan Rupee 7,320,000	United States Dollar 64,922	HSBC Bank USA	(1,023)
4/3/12	Brazilian Real 3,348,000	United States Dollar 1,989,305	Deutsche Bank	(46,043)
4/3/12	Brazilian Real 3,347,000	United States Dollar 1,989,893	Nomura International PLC	(44,847)
4/3/12	Brazilian Real 587,300	United States Dollar 353,902	Standard Bank	(3,135)
4/3/12	Brazilian Real 4,144,000	United States Dollar 2,469,607	Standard Chartered Bank	(49,653)

				$(1,349,571)

Purchases

				Net Unrealized
Settlement				Appreciation
Date	In Exchange For	Deliver	Counterparty	(Depreciation)
8/2/11	Canadian Dollar 2,040,000	United States Dollar 2,044,184	JPMorgan Chase Bank	$90,935
8/2/11	Canadian Dollar 1,216,567	United States Dollar 1,213,896	JPMorgan Chase Bank	59,396
8/4/11	Canadian Dollar 3,320,900	United States Dollar 3,474,722	Nomura International PLC	869
8/5/11	Polish Zloty 13,918,744	Euro 3,483,038	Bank of America	(3,611)
8/8/11	Indonesian Rupiah 11,076,000,000	United States Dollar 1,289,406	Bank of America	13,640
8/8/11	Indonesian Rupiah 11,632,370,000	United States Dollar 1,354,333	Citigroup Global Markets	14,168
8/8/11	Indonesian Rupiah 11,076,000,000	United States Dollar 1,289,406	Goldman Sachs, Inc.	13,640
8/12/11	Russian Ruble 53,270,000	United States Dollar 1,908,293	Barclays Bank PLC	17,067
8/15/11	Australian Dollar 3,171,964	United States Dollar 3,331,609	JPMorgan Chase Bank	147,847
8/15/11	New Turkish Lira 3,277,000	United States Dollar 1,972,195	Credit Suisse	(37,417)
8/15/11	Singapore Dollar 2,986,000	United States Dollar 2,431,378	Bank of America	48,551
8/15/11	Singapore Dollar 4,235,844	United States Dollar 3,425,866	Barclays Bank PLC	92,082
8/15/11	Singapore Dollar 3,666,000	United States Dollar 3,010,717	BNP Paribas SA	33,965
8/16/11	Moroccan Dirham 13,584,422	United States Dollar 1,693,818	Citigroup Global Markets	27,005
8/25/11	Indian Rupee 13,070,000	United States Dollar 293,064	Credit Suisse	2,110
8/25/11	Indian Rupee 12,100,000	United States Dollar 271,344	HSBC Bank USA	1,923
8/30/11	Indian Rupee 93,880,000	United States Dollar 2,049,782	Deutsche Bank	69,483
9/20/11	Swedish Krona 12,083,288	Euro 1,302,791	Credit Suisse	45,723
10/3/11	Ugandan Shilling 3,626,967,000	United States Dollar 1,335,899	Citigroup Global Markets	20,255
10/13/11	Swedish Krona 29,000,000	Euro 3,158,285	Nomura International PLC	61,309
10/17/11	New Zealand Dollar 2,155,000	United States Dollar 1,607,057	Goldman Sachs, Inc.	276,528
10/18/11	Czech Koruna 70,204,224	United States Dollar 4,177,331	HSBC Bank USA	(6,818)
11/4/11	Kenyan Shilling 119,970,000	United States Dollar 1,451,718	Citigroup Global Markets	(132,997)
11/9/11	Ghanaian Cedi 2,205,000	United States Dollar 1,402,226	JPMorgan Chase Bank	18,057
12/8/11	Russian Ruble 43,630,000	United States Dollar 1,352,135	HSBC Bank USA	205,046
12/20/11	Norwegian Krone 29,404,281	Euro 3,667,165	HSBC Bank USA	160,019
1/11/12	Indian Rupee 103,720,000	United States Dollar 2,278,694	BNP Paribas SA	31,340
1/19/12	Yuan Renminbi 470,000	United States Dollar 74,250	Barclays Bank PLC	(908)
3/12/12	Swedish Krona 7,511,348	United States Dollar 1,159,000	Goldman Sachs, Inc.	20,554
6/15/12	Yuan Renminbi 3,397,000	United States Dollar 528,223	Goldman Sachs, Inc.	588

				$1,290,349

At July 31, 2011, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $176,070.

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/11	7 U.S. 5-Year Treasury Note	Short	$(829,461)	$(850,117)	$(20,656)
9/11	33 U.S. 10-Year Treasury Note	Short	(4,015,945)	(4,147,687)	(131,742)
9/11	18 U.S. 30-Year Treasury Bond	Short	(2,228,031)	(2,306,250)	(78,219)

					$(230,617)

Interest Rate Swaps

	Notional		Portfolio				Net Unrealized
	Amount		Pays/Receives	Floating	Annual	Termination	Appreciation
Counterparty	(000’s omitted)		Floating Rate	Rate Index	Fixed Rate	Date	(Depreciation)
Bank of America	ILS	380	Receive	3-month ILS TELBOR	4.20%	11/19/14	$(2,810)
Bank of America	ILS	400	Receive	3-month ILS TELBOR	4.54	1/6/15	(4,194)
Barclays Bank PLC	ILS	178	Receive	3-month ILS TELBOR	5.15	3/5/20	(1,346)
Barclays Bank PLC	ILS	181	Receive	3-month ILS TELBOR	5.16	3/8/20	(1,407)
Citibank NA	CZK	70,200	Pay	6-month CZK PRIBOR	2.57	4/18/14	90,423

							$80,666

CZK	-	Czech Koruna

ILS	-	Israeli Shekel

Credit Default Swaps — Buy Protection

			Contract
		Notional	Annual				Upfront	Net Unrealized
Reference		Amount	Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)	Rate*		Date	Value	Received (Paid)	(Depreciation)
Austria	Barclays Bank PLC	$200	0.44%		12/20/13	$302	$—	$302
Austria	Barclays Bank PLC	100	1.42		3/20/14	(2,439)	—	(2,439)
Egypt	Bank of America	100	1.00	(1)	6/20/15	6,687	(4,820)	1,867
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	8,680	(4,927)	3,753
Egypt	Citigroup Global Markets	50	1.00	(1)	6/20/20	8,680	(5,176)	3,504
Egypt	Deutsche Bank	150	1.00	(1)	6/20/15	10,031	(6,343)	3,688
Egypt	Deutsche Bank	50	1.00	(1)	6/20/15	3,344	(2,456)	888
Egypt	Deutsche Bank	50	1.00	(1)	6/20/20	8,680	(4,957)	3,723
Lebanon	Barclays Bank PLC	100	1.00	(1)	12/20/14	7,514	(5,218)	2,296
Lebanon	Citigroup Global Markets	150	3.30		9/20/14	(1,521)	—	(1,521)
Lebanon	Citigroup Global Markets	200	1.00	(1)	12/20/14	15,028	(10,593)	4,435
Lebanon	Citigroup Global Markets	100	1.00	(1)	3/20/15	8,144	(4,575)	3,569
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,144	(5,132)	3,012
Lebanon	Credit Suisse	100	1.00	(1)	3/20/15	8,144	(5,162)	2,982
Lebanon	Deutsche Bank	100	1.00	(1)	3/20/15	8,144	(4,766)	3,378
Malaysia	Bank of America	100	0.83		12/20/14	(570)	—	(570)
Malaysia	Barclays Bank PLC	200	2.40		3/20/14	(10,271)	—	(10,271)
Malaysia	Barclays Bank PLC	200	0.82		12/20/14	(1,070)	—	(1,070)
Malaysia	Citigroup Global Markets	200	2.45		3/20/14	(10,545)	—	(10,545)
Philippines	Barclays Bank PLC	300	1.70		12/20/14	(9,099)	—	(9,099)
Philippines	Barclays Bank PLC	200	1.84		12/20/14	(7,037)	—	(7,037)
Philippines	Barclays Bank PLC	100	1.85		12/20/14	(3,553)	—	(3,553)
Philippines	Barclays Bank PLC	72	1.00	(1)	3/20/15	(220)	(1,522)	(1,742)
Philippines	Citigroup Global Markets	100	1.84		12/20/14	(3,518)	—	(3,518)
Philippines	Deutsche Bank	100	1.00	(1)	3/20/15	(305)	(2,296)	(2,601)
Philippines	JPMorgan Chase Bank	300	1.69		12/20/14	(8,995)	—	(8,995)
Philippines	JPMorgan Chase Bank	71	1.00	(1)	3/20/15	(217)	(1,500)	(1,717)
Russia	Citigroup Global Markets	100	1.00	(1)	6/20/15	740	(1,207)	(467)
Russia	Credit Suisse	100	1.00	(1)	3/20/15	490	(1,041)	(551)
Russia	Credit Suisse	100	1.00	(1)	6/20/15	740	(1,141)	(401)
Russia	Deutsche Bank	100	1.00	(1)	6/20/15	740	(1,141)	(401)
South Africa	Bank of America	200	1.00	(1)	12/20/19	7,728	(7,783)	(55)
South Africa	Barclays Bank PLC	200	1.00	(1)	12/20/19	7,728	(8,997)	(1,269)
South Africa	Citigroup Global Markets	100	1.00	(1)	12/20/19	3,864	(5,114)	(1,250)
South Africa	Credit Suisse	100	1.00	(1)	3/20/20	4,062	(4,605)	(543)

				Contract
		Notional		Annual				Upfront	Net Unrealized
Reference		Amount		Fixed		Termination	Market	Payments	Appreciation
Entity	Counterparty	(000’s omitted)		Rate*		Date	Value	Received (Paid)	(Depreciation)
South Africa	JPMorgan Chase Bank		$100	1.00	%(1)	12/20/19	$3,864	$(5,333)	$(1,469)
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	4,062	(3,718)	344
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	4,062	(3,851)	211
South Africa	JPMorgan Chase Bank		100	1.00	(1)	3/20/20	4,062	(5,322)	(1,260)
Spain	Barclays Bank PLC		100	1.00	(1)	3/20/20	16,314	(1,037)	15,277
Spain	Citigroup Global Markets		200	1.00	(1)	3/20/20	32,627	(9,752)	22,875
Spain	Citigroup Global Markets		100	1.00	(1)	3/20/20	16,314	(2,368)	13,946
Spain	Deutsche Bank		200	1.00	(1)	3/20/20	32,627	(9,752)	22,875
Spain	Deutsche Bank		100	1.00	(1)	3/20/20	16,314	(2,236)	14,078
Thailand	Barclays Bank PLC		200	0.97		9/20/19	6,957	—	6,957
Thailand	Citigroup Global Markets		200	0.86		12/20/14	560	—	560
Thailand	Citigroup Global Markets		100	0.95		9/20/19	3,623	—	3,623
Thailand	JPMorgan Chase Bank		100	0.87		12/20/14	246	—	246
Uruguay	Deutsche Bank		100	1.00	(1)	6/20/20	4,603	(6,625)	(2,022)
Banco Comercial Portugues, S.A.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	24,781	(2,831)	21,950
Banco de Sabadell, S.A.	JPMorgan Chase Bank		70	3.00	(1)	3/20/15	12,916	(333)	12,583
Citibank Corp.	Bank of America		420	1.00	(1)	9/20/20	21,563	(24,289)	(2,726)
Citibank Corp.	JPMorgan Chase Bank		420	1.00	(1)	9/20/20	21,563	(25,709)	(4,146)
Erste Group Bank AG	Barclays Bank PLC		70	1.00	(1)	3/20/15	3,316	(3,613)	(297)
ING Verzekeringen N.V.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	2,891	(1,625)	1,266
Rabobank Nederland N.V.	JPMorgan Chase Bank		70	1.00	(1)	3/20/15	280	(47)	233
Raiffeisen Zentralbank	Barclays Bank PLC		70	1.00	(1)	3/20/15	3,496	(4,877)	(1,381)
iTraxx Europe Subordinated Financials 5-Year Index	Goldman Sachs, Inc.	EUR	300	1.00	(1)	6/20/16	38,115	(29,275)	8,840

							$343,410	$(243,065)	$100,345

*	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

At July 31, 2011, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates, and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including futures and interest rate swaps to enhance return, to change the overall duration of the portfolio, or to hedge against fluctuations in securities prices due to interest rates.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2011 was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit Default Swaps	$402,770	$(59,360)

		$402,770	$(59,360)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,666,272	$(1,549,424)

		$1,666,272	$(1,549,424)

Interest Rate	Futures Contracts*	$—	$(230,617)
Interest Rate	Interest Rate Swaps	90,423	(9,757)

		$90,423	$(240,374)

*	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$182,649,384

Gross unrealized appreciation	$6,933,219
Gross unrealized depreciation	(871,897)

Net unrealized appreciation	$6,061,322

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$53,726,891	$—	$53,726,891
Collateralized Mortgage Obligations	—	1,719,960	—	1,719,960
Mortgage Pass-Throughs	—	14,643,861	—	14,643,861
Precious Metals	9,539,452	—	—	9,539,452
Short-Term Investments —
Foreign Government Securities	—	84,887,346	—	84,887,346
U.S. Treasury Obligations	—	10,999,490	—	10,999,490
Other Securities	—	13,193,706	—	13,193,706

Total Investments	$9,539,452	$179,171,254	$—	$188,710,706

Forward Foreign Currency Exchange Contracts	$—	$1,666,272	$—	$1,666,272
Swap Contracts	—	493,193	—	493,193

Total	$9,539,452	$181,330,719	$—	$190,870,171

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,549,424)	$—	$(1,549,424)
Swap Contracts	—	(69,117)	—	(69,117)
Futures Contracts	(230,617)	—	—	(230,617)

Total	$(230,617)	$(1,618,541)	$—	$(1,849,158)

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
International Income Portfolio

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark S. Venezia Mark S. Venezia
President

Date:	September 26, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	September 26, 2011